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PAGE 1

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -
October 7, 1996*

IDS New Dimensions Fund Statement of Additional Information
(September 27, 1996)
Form No. S-6440-20 L (9/96)

The Statement of Additional Information is supplemented as follows:

The table under the section "BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION" has been modified to read:

                     For the Fiscal Period Ended July 31,

                                                      1996                              1995            1994
                               Aggregate                        Percent of           Aggregate       Aggregate
                               Dollar                           Aggregate Dollar     Dollar          Dollar
                               Amount of        Percent of      Amount of            Amount of       Amount of
              Nature           Commissions      Aggregate       Transactions         Commissions     Commissions
              of               Paid to          Brokerage       Involving Payment    Paid to         Paid to
  Broker      Affiliation      Broker           Commissions     of Commissions       Broker          Broker
  Lehman           (1)          None               None             None              None           $199,920
  Brothers,
  Inc.

  American         (2)         $339,272            5.30%            8.95%            $617,469        $888,862
  Enterprise
  Services,
  Inc.

(1)  Under common control with AEFC as a subsidiary of American
Express until May 31, 1994.
(2)  Wholly owned subsidiary of AEFC.


















S-6440-23

*Destroy Sept. 30, 1997